PRUDENTIAL INVESTMENT PORTFOLIOS 14

PGIM Government Income Fund

(the “Fund”)

Supplement dated April 8, 2025

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of Additional

Information (SAI), as applicable, and retain it for future reference.

Effective immediately, Mr. Matthew Angelucci, will replace Mr. Scott Donnelly as portfolio manager of the Fund.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.All references to Mr. Donnelly are hereby removed from the Fund’s Summary Prospectus, Prospectus and SAI.

2.The table in the section of the Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” is hereby revised by adding the information set forth below with respect to Mr. Angelucci:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers

PGIM Investments	PGIM Fixed	Matthew Angelucci, CFA	Principal and Senior	April 2025
LLC	Income*		Portfolio Manager

*PGIM Fixed Income is a business unit of PGIM, Inc.

3.The section of the Fund’s Prospectus entitled “How the Fund is Managed - Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Angelucci:

Matthew Angelucci, CFA, is a Principal and senior portfolio manager on the Multi-Sector Team responsible for Global Bond Strategies. Mr. Angelucci specializes in global interest rates, country and sector allocation, ETFs and derivatives. Prior to assuming his current position, he was an analyst in the Portfolio Analysis Group. Mr. Angelucci joined the Firm in 2005. He received a BS in Corporate Finance and Accounting from Bentley University. Mr. Angelucci holds the Chartered Financial Analyst (CFA) designation.

2.The table in the Fund’s SAI entitled “THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED” is hereby revised by adding the following information pertaining to Mr. Angelucci:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/Total
	Managers	Investment	Investment	Assets*
		Companies/Total	Vehicles/Total
		Assets*	Assets*
PGIM Fixed Income[1]	Matthew	45/$104,690,913,569	29/$36,061,478,746	196/$144,439,003,916
	Angelucci, CFA		4/$1,532,879,689	11/$10,217,676,979

1PGIM Fixed Income is a business unit of PGIM, Inc. *Information as of February 28, 2025.

3.The table in the section of the Fund’s SAI entitled “THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS” is hereby revised by adding the following information pertaining to Mr. Angelucci:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests in the Funds and Similar
Strategies
PGIM Fixed Income	Matthew Angelucci, CFA **	None

The dollar range of Mr. Angelucci’s direct investment in the Fund as of February 28, 2025 is as follows: None.

**Information is as of February 28, 2025.

LR1502